Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Issued capital [member]	Subscriptions received [member]	Commitment to issue shares [member]	Other equity interest [member]	Additional paid-in capital [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2023	$ 127,359			$ 1,241	$ 12,302	$ 11,529	$ (103,923)	$ 48,508
IfrsStatementLineItems [Line Items]
Issuance of common shares and warrants for cash	8,609				1,036			9,645
Share issuance costs	(289)							(289)
Shares issued for settlement of debt1	1,572							1,572
Shares issued for conversion of debt1	9,265							9,265
Subscriptions received		103						103
Share-based compensation					2,734			2,734
Net loss and comprehensive loss for the year						(16,167)	(16,298)	(32,465)
Ending balance, value at Dec. 31, 2024	146,516	103		1,241	16,072	(4,638)	(120,221)	39,073
IfrsStatementLineItems [Line Items]
Issuance of common shares and warrants for cash	310,338	(103)			585			310,820
Share issuance costs	(24,912)							(24,912)
Shares issued for settlement of debt1	90							90
Shares issued for conversion of debt1	49,749			(733)				49,016
Share-based compensation					11,085			11,085
Net loss and comprehensive loss for the year						(3,189)	(161,913)	(165,102)
Shares issued on exercise of options1	6,599				(6,422)			177
Shares issued on settlement of RSU’s1	2,837				(2,389)			448
Shares issued on exercise of CDI options1	54,325				(2,838)			51,487
Shares issued on exercise of warrants1	10,037				(1,421)			8,616
Shares issued on acquisition of 100% of US Tungsten1	12,463							12,463
Commitment to issue shares for conversion of debt			60,748					60,748
Reclassification of amended CDI options					3,802			3,802
Ending balance, value at Dec. 31, 2025	$ 568,042		$ 60,748	$ 508	$ 18,474	$ (7,827)	$ (282,134)	$ 357,811